S000057702 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.86%
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	9.33%	6.91%
Franklin ClearBridge Enhanced Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.96%	11.22%	11.80%
Performance Inception Date			May 22, 2017
Franklin ClearBridge Enhanced Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	10.35%	11.08%
Performance Inception Date			May 22, 2017
Franklin ClearBridge Enhanced Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	8.61%	9.45%
Performance Inception Date			May 22, 2017